PIMCO Variable Insurance Trust

Supplement Dated January 27, 2026 to the

Administrative Class Prospectus, Advisor Class Prospectus and

Institutional Class Prospectus and Statement of Additional Information, each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”)

The Board of Trustees of PIMCO Variable Insurance Trust (the “Trust”) has approved a Plan of Liquidation for the Portfolio pursuant to which the Portfolio will be liquidated (the “Liquidation”) on or about April 28, 2026 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective April 10, 2026, the Portfolio will no longer accept most new investment or most existing investment (except through reinvested dividends), including through exchanges into the Portfolio from other series of the Trust or PIMCO Equity Series VIT. The Portfolio may deviate from its investment objective at any time prior to the Liquidation Date.

Mechanics. In connection with the Liquidation, any shares of the Portfolio outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Portfolio has paid or provided for all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Portfolio shareholders of record at the time of the Liquidation. Additionally, the Portfolio must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to the Portfolio, intends to distribute substantially all of the Portfolio’s net investment income prior to the Liquidation. PIMCO will bear all of the administrative expenses associated with the Liquidation pursuant to the Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Portfolio may redeem their shares of the Portfolio and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases and Redemptions – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Portfolio shares for shares of the same class of any other series of the Trust or PIMCO Equity Series VIT available to shareholders.

U.S. Federal Income Tax Matters. The Liquidation is not expected to be a taxable event for the Portfolio or contract owners. To avoid federal income and excise taxes, the Portfolio will distribute any earnings not previously distributed prior to the end of its final taxable year. Prior to any distribution to shareholders, the Portfolio will declare dividends, if any, of an amount sufficient to satisfy its income and excise tax distribution requirements for its final taxable year. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-800-927-4648.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_012726

PIMCO Variable Insurance Trust

Supplement Dated January 27, 2026 to the PIMCO International Bond Portfolio (Unhedged)

Administrative Class Prospectus, PIMCO International Bond Portfolio (Unhedged) Advisor Class

Prospectus and PIMCO International Bond Portfolio (Unhedged) Institutional Class Prospectus, each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”)

The Board of Trustees of PIMCO Variable Insurance Trust (the “Trust”) has approved a Plan of Liquidation for the Portfolio pursuant to which the Portfolio will be liquidated (the “Liquidation”) on or about April 28, 2026 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective April 10, 2026, the Portfolio will no longer accept most new investment or most existing investment (except through reinvested dividends), including through exchanges into the Portfolio from other series of the Trust or PIMCO Equity Series VIT. The Portfolio may deviate from its investment objective at any time prior to the Liquidation Date.

Mechanics. In connection with the Liquidation, any shares of the Portfolio outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Portfolio has paid or provided for all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Portfolio shareholders of record at the time of the Liquidation. Additionally, the Portfolio must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to the Portfolio, intends to distribute substantially all of the Portfolio’s net investment income prior to the Liquidation. PIMCO will bear all of the administrative expenses associated with the Liquidation pursuant to the Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Portfolio may redeem their shares of the Portfolio and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases and Redemptions – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Portfolio shares for shares of the same class of any other series of the Trust or PIMCO Equity Series VIT available to shareholders.

U.S. Federal Income Tax Matters. The Liquidation is not expected to be a taxable event for the Portfolio or contract owners. To avoid federal income and excise taxes, the Portfolio will distribute any earnings not previously distributed prior to the end of its final taxable year. Prior to any distribution to shareholders, the Portfolio will declare dividends, if any, of an amount sufficient to satisfy its income and excise tax distribution requirements for its final taxable year. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-800-927-4648.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_012726